Equity Incentive Plan - Fair Value Pricing Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rates, minimum	1.38%	1.38%
Risk-free interest rates, maximum	2.17%	2.25%
Dividend yields	0.00%	0.00%
Expected volatility	35.00%	35.00%
Weighted-average expected life of the options	7 years	7 years